Exchange Offer, Conversion and Merger	12 Months Ended
Dec. 31, 2022
Exchange Offer Conversion And Merger
Exchange Offer, Conversion and Merger

Note 2 – Exchange Offer, Conversion and Merger

During the year ended December 31, 2021, pursuant to the terms of an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, BREIT Merger, LLC, a Delaware limited liability company (“BREIT Merger”) we conducted an offer to exchange (the “Offer”) each outstanding share of common stock (the “Common Stock”) of Belpointe REIT, Inc. (“Belpointe REIT”) validly tendered in the Offer for 1.05 of our Class A units, with any fractional Class A units rounded up to the nearest whole unit (the “Transaction Consideration”). The Offer was completed on September 14, 2021 (the “Exchange Date”).

Following the Offer, and in accordance with the terms of the Merger Agreement, Belpointe REIT converted from a corporation into a limited liability company (the “Conversion”) named BREIT, LLC (“BREIT”). In the Conversion each outstanding share of Common Stock was converted into a limited liability company interest (an “Interest”) in BREIT. The Conversion was completed on October 1, 2021.

Following the Conversion and in accordance with the terms of the Merger Agreement, BREIT merged with and into BREIT Merger, LLC (“BREIT Merger”), our wholly-owned subsidiary (the “Merger”). In the Merger, each outstanding Interest was converted into the right to receive the Transaction Consideration. The Merger was completed on October 12, 2021.

Prior to and in connection with the Offer and Merger (collectively, the “Transaction”), we entered into a series of loan transactions with Belpointe REIT, whereby Belpointe REIT advanced us an aggregate of $74.0 million evidenced by a series of secured promissory notes (the “Secured Notes”) bearing interest at a rate of 0.14%, due and payable on December 31, 2021, and secured by all of our assets. Upon consummation of the Merger, BREIT Merger acquired the Secured Notes as successor in interest to Belpointe REIT and, effective October 12, 2021, we entered into a Release and Cancellation of Indebtedness Agreement with BREIT Merger pursuant to the terms of which BREIT Merger cancelled the Secured Notes and discharged us from all obligations to repay the principal and any accrued interest on the Secured Notes. See “Note 5 – Related Party Arrangements” for additional details regarding the Secured Notes.

The following table summarizes the carrying value of Belpointe REIT’s net assets on the Exchange Date (amounts in thousands).

Belpointe REIT
Assets
Real estate under construction (1)	$4
Cash and cash equivalents	14,251
Loan receivable to affiliate (1) (2)	24,773
Investment in real estate (3)	3,207
Other assets (1)	7
Total assets	42,242
Liabilities
Due to affiliates (1)	256
Accounts payable (1)	17
Accrued expenses and other liabilities (1)	5
Total liabilities	278
Total net assets (4)	$41,964

(1)	Represents non-cash investing activity during the year ended December 31, 2021.
(2)	The Secured Notes, as defined in “Note 5 – Related Party Arrangements,” and respective accrued interest were eliminated upon the Exchange Date.
(3)	Proceeds from the redemption of Belpointe REIT’s preferred equity interests, as further discussed in “Note 8 - Loans Receivable”, were received on October 1, 2021.
(4)	Represents our noncontrolling interest in Belpointe REIT as of the Exchange Date relating to the shares of Belpointe REIT Common Stock that were not tendered. Upon consummation of the Merger, on October 12, 2021, the noncontrolling interest carrying value was reclassed to the Class A unitholders members’ equity.

We obtained a controlling financial interest in Belpointe REIT on the Exchange Date and consolidated Belpointe REIT and its subsidiaries as of December 31, 2021. We accounted for the Transaction as an asset reorganization of entities under common control due to the fact that all of the voting ownership interests of Belpointe REIT were exchanged for voting ownership interests in the Company through the issuance of Class A units. Accordingly, the Transaction was accounted for at carrying value prospectively on the Exchange Date.

The following table summarizes the components of the Common Stock exchanged as of December 31, 2021:

Belpointe REIT Common Stock exchanged (1)	1,190,123
Exchange ratio	1.05
Belpointe PREP Class A units issued	1,249,629
Additional Belpointe PREP Class A units issued in lieu of fractional Class A units (2)	381
Total Belpointe PREP Class A units exchanged	1,250,010
Belpointe PREP Class A unit price (3)	$100.00
Total Class A units issued in connection with the Transaction (4)	$125,001,000

(1)	Represents Belpointe REIT’s outstanding Common Stock exchanged in connection with the Transaction.
(2)	All fractional Class A units issued in the Transaction were rounded up to the nearest whole unit.
(3)	Belpointe PREP Class A unit Primary Offering price.
(4)	Represents non-cash financing activity during the year ended December 31, 2021.